EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2013
EMPLOYEE STOCK OWNERSHIP PLAN [Abstract]
EMPLOYEE STOCK OWNERSHIP PLAN

NOTE 14: EMPLOYEE STOCK OWNERSHIP PLAN

The Company established the Pathfinder Bank Employee Stock Ownership Plan (“Plan”) to purchase stock of the Company for the benefit of its employees. In July 2011, the Plan received a $1.1 million loan from Community Bank, N.A., guaranteed by the Company, to fund the Plan’s purchase of 125,000 shares of the Company’s treasury stock. The loan is being repaid in equal quarterly installments of principal plus interest over ten years beginning October 1, 2011. Interest accrues at the Wall Street Journal Prime Rate plus 1.00%, and is secured by the unallocated shares of the ESOP stock. In accordance with the payment of principal on the loan, a proportionate number of shares are allocated to the employees over the ten year time horizon of the loan. Participants’ vesting interest in the shares of Company stock is at the rate of 20% per year. The Company recorded $175,000 and $127,000 in compensation expense in 2013 and 2012, respectively, including $12,000 and $13,000 for dividends on unallocated shares in these same time periods. At December 31, 2013, there were 93,750 unearned ESOP shares with a fair value of $1.3 million.